Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Schedule of Inventories

	2022	2021
	$	$

Finished goods	5,455	5,114
Raw materials	2,491	2,306
Inventory provision	(5)	(7)
Total inventory	7,941	7,413